Finance Income and Costs - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line items]
Finance income	₩ 179,838	₩ 155,133	₩ 140,685
Finance costs	456,327	315,604	322,943
Derivatives designated as hedging instrument	(21,366)	16,133	19,138
Other comprehensive income (loss) for the year, net of taxes	(306,226)	1,362,192	461,822
Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	179,838	202,550	241,196
Finance costs	456,327	585,427	497,193
Financial assets, class [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets at FVOCI	(491,853)	920,871	579,678
Derivatives designated as hedging instrument	(21,548)	15,427	24,320
Other comprehensive income (loss) for the year, net of taxes	(513,401)	936,298	603,998
Financial assets, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	150,571	201,943	227,382
Finance costs	127,815	222,380	82,194
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [Line items]
Derivatives designated as hedging instrument	182	706	(5,182)
Financial liabilities, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	29,267	607	13,814
Finance costs	328,512	363,047	414,999
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income (loss) for the year, net of taxes	(513,219)	937,004	598,816
Financial assets at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	104,068	149,590	180,254
Finance costs	103,292	67,503	10,894
Financial liabilities at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	18,432	0
Finance costs	0	8,036	12,115
Financial liabilities measured at amortised cost [Member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	10,835	607	6,434
Finance costs	328,512	355,011	400,678
Derivatives hedging instrument [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income			7,380
Finance costs			2,206
Financial assets at FVOCI [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	1,495	3,413	993
Finance costs	1,283	142,015	44,832
Financial assets at amortised cost, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	45,008	48,940	46,135
Finance costs	23,094	12,262	24,601
Derivatives designated as hedging instrument [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	0	0
Finance costs	₩ 146	₩ 600	₩ 1,867